Notes Payable and Convertible Note Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Notes Payable

Notes payable consisted of the following as of:

	September 30, 2016	December 31, 2015
Revolving note payable due bank	$5,800,000	$-
Note payable due to bank – secured by building	4,773,200	-
Seller's note payable	4,500,000	-
Note payable, net of unamortized discount of $99,704 and $121,069	100,296	78,931
	15,173,496	78,931
Less: current portion	(5,213,515)	-
Long-term portion, net of unamortized discounts	$9,959,981	$78,931

Notes payable and capital leases consisted of the following as of:

	December 31, 2015	December 31, 2014
	Successor	Predecessor

Notes payable, net of unamortized discounts of $121,069 and zero	$78,931	$-
Capital lease obligations (Predecessor)	-	3,689
	78,931	3,689
Less: current portion	-	(3,689)
Long-term portion, net of unamortized discounts of $121,069 and zero	$78,931	$-